INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2014
INVENTORIES [Abstract]
Schedule of Inventories
	At December 31,
	2013	2014

Raw materials	$10,702	$8,104
Work in progress	1,950	562
Finished goods	7,626	5,304
	$20,278	$13,970